COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES

In millions	June 30, 2026	December 31, 2025
Guarantees	$23.2	$21.5
Other commitments	367.7	319.5
Guarantees are primarily due to rental guarantees for owned retail stores and contribution guarantees for employee pension and life insurance plans.
Other commitments are primarily long-term endorsement contracts with several professional and non-professional sports leagues, particularly in the United States, and contracts with brand ambassadors.
There are no guarantees or contingencies given for the management of the Company, for the shareholders, or for the associated companies.
Ongoing Litigation
The Company has extensive international operations and is involved in a number of legal proceedings, including product liability suits. Litigation is assessed on an ongoing basis by evaluating the probability of any potential financial impact. In management’s opinion, we have adequate legal defenses, insurance coverage, or accrued liabilities with respect to such proceedings. We do not expect that any settlement would have a material adverse effect on the unaudited condensed consolidated interim statement of income and other comprehensive income or unaudited condensed consolidated interim statement of financial position.
Tariff Refunds
On February 20, 2026, the Supreme Court ruled that U.S. import tariffs imposed under the International Emergency Economic Powers Act (IEEPA) were unlawful. In April 2026, the Company submitted claims with U.S. Customs and Border Protection (CBP) to pursue refunds of import tariffs previously imposed and paid under the IEEPA.
The Company received IEEPA tariff refunds during the three months ended June 30, 2026, resulting in a reduction of cost of goods sold of $64.3 million, net of the release of capitalized tariff costs, specific inventory reserves, and estimated reimbursements to vendors. In addition, the Company recognized interest income of $3.3 million related to the tariff refunds in the same period. The Company’s outstanding refund claims are immaterial and remain subject to review by CBP. Accordingly, no receivable was recognized in the unaudited condensed consolidated interim financial statements as of June 30, 2026